Accounting changes and new accounting guidance - Reclassification (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Foreign exchange and other trading revenue	[1]	$ 799	$ 774	$ 564
Total fee revenue	[1]	12,977	12,515	12,178
Investment and other income	[1]	336	316	1,096
Net securities gains (losses)		5	33	(18)
Foreign exchange revenue		799	774	564
Statement of Financial Position [Abstract]
Other assets	[2]	22,409	20,955
Other liabilities	[2]	$ 6,721	7,517
Previously Reported
Income Statement [Abstract]
Foreign exchange and other trading revenue			789	654
Total fee revenue			12,714	13,236
Investment and other income			184	968
Net securities gains (losses)			33	(18)
Investment income (loss), net			84	$ 56
Statement of Financial Position [Abstract]
Other assets			20,468
Assets of consolidated investment management funds, at fair value			487
Other liabilities			7,514
Liabilities of consolidated investment management funds, at fair value			$ 3

[1]	In 2021, we reclassified certain items within total revenue on the consolidated income statement and reclassified prior periods to be comparable with the current period presentation. See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	In 2021, we reclassified the assets and liabilities of consolidated investment management funds, at fair value, to other assets and other liabilities, respectively. See Note 2 of the Notes to Consolidated Financial Statements for additional information.